Cover	Sep. 16, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2021
Entity File Number	001-38167
Entity Registrant Name	American Virtual Cloud Technologies, Inc.
Entity Central Index Key	0001704760
Entity Tax Identification Number	81-2402421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1720 Peachtree Street
Entity Address, Address Line Two	Suite 629
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	(404)
Local Phone Number	239-2863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AVCT
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	AVCTW
Security Exchange Name	NASDAQ